Share-based Compensation (Tables)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Summary of Input Variables
The input variables for the Black Scholes are noted in the table below:

	2021	2020
Risk-free interest rate	0.76%	0.36%
Expected life in years	4.47	5
Expected volatility	34.3%	30.0%
Expected dividend yield	0%	0%

The input variables are noted in the table below:

Successor
2020
Risk-free interest rate	0.37%
Expected life in years	3
Expected volatility	60%
Expected dividend yield (a)	0%

(a)	The Monte Carlo method assumes a reinvestment of dividends.
The input variables are noted in the table below:

Successor
2020
Risk-free interest rate	0.18%
Expected life in years	3
Expected volatility	65.9%
Expected dividend yield (a)	0%

(a)	The Monte Carlo method assumes a reinvestment of dividends.

Restricted Stock [Member]
Summary of Activity of Restricted Shares
The following table summarizes activity of Restricted Stock Units during the six months ended June 30, 2021:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2020	1,250,000	$15.28
Granted	1,105,700	$14.62
Vested	—
Forfeited	(145,600)	$14.10

Non-vested at June 30, 2021	2,210,100	$14.94

The following table summarizes activity of Restricted Shares during 2020 (there was no activity prior to December 16, 2020):

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Granted on December 16, 2020	1,300,000	$15.30
Vested	(50,000)	15.70
Forfeited	—	—

Non-vested at December 31, 2020	1,250,000	$15.28

Performance Shares [Member]
Summary of Input Variables	The input variables are noted in the table below:

	2021	2020
Risk-free interest rate	0.54%	0.18%
Expected life in years	4	3
Expected volatility	63.3%	65.9%
Expected dividend yield (a)	0%	0%

The input variables are noted in the table below:

Successor
2020
Risk-free interest rate	0.18%
Expected life in years	3
Expected volatility	65.9%
Expected dividend yield (a)	0%

(a)	The Monte Carlo method assumes a reinvestment of dividends.

Service Condition Shares [Member]
Summary of Activity of Restricted Shares
The following table summarizes activity of the restricted stock units by vesting condition during the six months ended June 30, 2021:

	Performance Condition		Service Condition		Market Condition
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2020	950,000	$15.70	200,000	$15.70	100,000	$10.45
Granted	713,700	$16.15	52,000	$16.15	340,000	$11.17
Vested	—		—		—
Forfeited	(85,600)	$16.15	—		(60,000)	$11.17

Non-vested at June 30, 2021	1,578,100	$15.81	252,000	$15.79	380,000	$10.76

The following table summarizes activity of the restricted shares during 2020 (there was no activity prior to December 16, 2020):

	Performance Condition		Service Condition		Market Condition
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Granted	950,000	$15.70	250,000	$15.70	100,000	$10.45
Vested	—	—	(50,000)	15.70	—	—
Forfeited	—	—	—	—	—	—

Non-vested at December 31, 2020	950,000	$15.70	200,000	$15.70	100,000	$10.45